WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS, WARRANTS AND OPTIONS -- 94.41%

                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------
Major Capitalization - Europe -- 16.34%
----------------------------------------------------------------------------------------
Altana AG                                     2,000,000    $  101,016,244         4.85%
Novartis AG                                   2,750,000       104,613,419         5.02%
Sanofi-Synthelabo SA                            900,000        59,170,122         2.84%
Serono SA                                       100,000        75,671,230         3.63%
----------------------------------------------------------------------------------------
                                                           $  340,471,015        16.34%
----------------------------------------------------------------------------------------
Major Capitalization - Far East -- 8.88%
----------------------------------------------------------------------------------------
Eisai Co., Ltd.                               1,100,000    $   26,438,755         1.27%
Fujisawa Pharmaceutical Co., Ltd.             3,500,000        73,411,958         3.52%
Takeda Chemical Industries, Ltd.              2,100,000        85,116,071         4.09%
----------------------------------------------------------------------------------------
                                                           $  184,966,784         8.88%
----------------------------------------------------------------------------------------
Major Capitalization - North America -- 43.04%
----------------------------------------------------------------------------------------
Abbott Laboratories                           1,000,000    $   56,550,000         2.71%
American Home Products Corp.                  1,300,000        82,615,000         3.97%
Amgen, Inc.(1)                                  500,000        28,990,000         1.39%
Forest Laboratories, Inc.(1)                    500,000        39,760,000         1.91%
Genentech, Inc.(1)                            1,700,000        80,240,000         3.85%
Genzyme Corp.(1)                              1,800,000        79,884,000         3.83%
Gilead Sciences, Inc.(1)                      1,000,000        70,460,000         3.38%
Immunex Corp.(1)                              3,200,000        91,968,000         4.41%
Lilly (Eli) & Co.                             1,200,000        90,876,000         4.36%
Pfizer, Inc.                                  2,500,000       102,400,000         4.91%
Pharmacia Corp.                               2,250,000        92,362,500         4.43%
Schering-Plough Corp.                         2,350,000        81,051,500         3.89%
----------------------------------------------------------------------------------------
                                                           $  897,157,000        43.04%
----------------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 2.12%
----------------------------------------------------------------------------------------
Actelion Ltd.(1)                                580,000    $   26,238,176         1.26%
Berna Biotech AG(1)                              36,000        17,554,785         0.84%
Lion Bioscience AG(1)                            40,621           487,452         0.02%
----------------------------------------------------------------------------------------
                                                           $   44,280,413         2.12%
----------------------------------------------------------------------------------------
Specialty Capitalization - Far East -- 6.40%
----------------------------------------------------------------------------------------
Banyu Pharmaceutical Co., Ltd.                1,750,000    $   22,990,222         1.10%
Chugai Pharmaceuticals, Co., Ltd.             3,000,000        31,036,799         1.49%
Kyorin Pharmaceutical Co., Ltd.               1,500,000        37,844,294         1.82%
                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------

Specialty Capitalization - Far East (continued)
----------------------------------------------------------------------------------------
Tanabe Seiyaku Co., Ltd.                      5,000,000    $   41,389,863         1.99%
----------------------------------------------------------------------------------------
                                                           $  133,261,178         6.40%
----------------------------------------------------------------------------------------
Specialty Capitalization - North America -- 17.63%
----------------------------------------------------------------------------------------
Abgenix, Inc.(1)                              1,600,000    $   28,880,000         1.39%
Adolor, Inc.(1)                                 318,954         4,088,990         0.20%
Adolor, Inc.(1)                                 380,000         4,871,600         0.23%
Affymetrix, Inc.(1)                           1,854,000        45,608,400         2.19%
Alexion Pharmaceuticals, Inc.(1)                800,000        17,128,000         0.82%
ArQule, Inc.(1)                                 630,000         7,812,000         0.38%
Bio-Technology General Corp.(1)               1,750,000         9,275,000         0.45%
Caliper Technologies Corp.(1)                   998,100        10,949,158         0.53%
Enzon, Inc.(1)                                1,200,000        52,680,000         2.53%
Given Imaging Warrants(1)(2)(3)                   1,283             6,062         0.00%
Immunomedics, Inc.(1)                            26,500           440,165         0.02%
Incyte Genomics, Inc.(1)                      2,500,000        27,475,000         1.32%
Molecular Devices Corp.(1)                    1,450,000        30,928,500         1.48%
Orapharma, Inc.(1)                            1,000,000         4,149,000         0.20%
Orchid BioSciences, Inc.(1)(2)(3)               807,749         2,074,249         0.10%
Orchid BioSciences, Inc.
Options(1)(2)(3)                                  2,898                 0         0.00%
Orchid BioSciences, Inc.
Warrants(1)(2)(3)                               100,000           134,300         0.01%
Pharmacopeia, Inc.(1)                         1,200,000        14,820,000         0.71%
SangStat Medical Corp.(1)                     1,500,000        31,650,000         1.52%
Sepracor, Inc.(1)                             1,500,000        64,530,000         3.10%
Tularik, Inc.(1)                                525,000         9,450,000         0.45%
----------------------------------------------------------------------------------------
                                                           $  366,950,474        17.63%
----------------------------------------------------------------------------------------
Total Common Stocks, Warrants and Options
   (identified cost $1,902,568,775)                        $1,967,086,864
----------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.61%

                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------
Specialty Capitalization - North America -- 0.61%
----------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(1)(2)(3)           400,000    $    3,000,000         0.14%
Given Imaging Ltd.(1)(2)(3)                     541,725         6,164,288         0.30%
Memory Pharmaceutical,
Series C(1)(2)(3)                               400,000         1,000,000         0.05%

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
----------------------------------------------------------------------------------------
Physiome Science Inc., Series E(1)(2)(3)        521,920    $    2,499,997         0.12%
----------------------------------------------------------------------------------------
                                                           $   12,664,285         0.61%
----------------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $8,398,750)                            $   12,664,285
----------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 8.89%

                                          PRINCIPAL
                                          AMOUNT                           PERCENTAGE OF
SECURITY                                  (000'S OMITTED)  VALUE           NET ASSETS
----------------------------------------------------------------------------------------
Barton Capital Corp., 1.82%, 3/14/02       $     35,955    $   35,931,370         1.72%
BellSouth Corp., 1.74%, 3/1/02                   30,000        30,000,000         1.44%
General Electric Capital Corp.,
1.88%, 3/1/02                                    69,292        69,292,000         3.33%
Marsh & McLennan Co., Inc.,
1.80%, 3/11/02                                   50,000        49,975,000         2.40%
----------------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $185,198,370)                       $  185,198,370
----------------------------------------------------------------------------------------
Total Investments
   (identified cost $2,096,165,895)                        $2,164,949,519       103.91%
----------------------------------------------------------------------------------------
Other Assets, Less Liabilities                             $  (81,490,083)       (3.91)%
----------------------------------------------------------------------------------------
Net Assets                                                 $2,083,459,436       100.00%
----------------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $2,096,165,895)      $2,164,949,519
Cash                                               4,240
Interest and dividends receivable                934,332
Prepaid expenses                                   8,969
--------------------------------------------------------
TOTAL ASSETS                              $2,165,897,060
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   82,400,802
Payable to affiliate for Trustees' fees            1,287
Accrued expenses                                  35,535
--------------------------------------------------------
TOTAL LIABILITIES                         $   82,437,624
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,083,459,436
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,014,675,812
Net unrealized appreciation (computed on
   the basis of identified cost)              68,783,624
--------------------------------------------------------
TOTAL                                     $2,083,459,436
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $81,899)                               $  3,738,346
Interest                                     1,326,149
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,064,495
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  7,392,325
Administration fee                           2,113,765
Trustees' fees and expenses                     17,580
Custodian fee                                  210,587
Legal and accounting services                    7,296
Amortization of organization expenses            1,013
Miscellaneous                                   10,385
------------------------------------------------------
TOTAL EXPENSES                            $  9,752,951
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    201,916
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    201,916
------------------------------------------------------

NET EXPENSES                              $  9,551,035
------------------------------------------------------

NET INVESTMENT LOSS                       $ (4,486,540)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(51,032,591)
   Foreign currency transactions              (797,783)
------------------------------------------------------
NET REALIZED LOSS                         $(51,830,374)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(17,798,791)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(17,798,791)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(69,629,165)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(74,115,705)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (4,486,540) $    (3,584,013)
   Net realized gain (loss)                     (51,830,374)      83,231,454
   Net change in unrealized
      appreciation (depreciation)               (17,798,791)    (247,777,740)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (74,115,705) $  (168,130,299)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     662,911,430  $ 1,228,631,214
   Withdrawals                                 (210,986,375)    (317,562,598)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     451,925,055  $   911,068,616
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     377,809,350  $   742,938,317
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $   1,705,650,086  $   962,711,769
----------------------------------------------------------------------------
AT END OF PERIOD                          $   2,083,459,436  $ 1,705,650,086
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ---------------------------------------------------------------
                                  (UNAUDITED)             2001          2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                                1.04%(1)          1.05%        1.09%        0.95%        1.06%        1.25%
   Expenses after custodian
      fee reduction                        1.02%(1)          1.03%        1.05%        0.90%        0.92%        1.18%
   Interest expense                          --                --           --         0.01%          --           --
   Net investment loss                    (0.48)%(1)        (0.27)%      (0.64)%      (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                           11%               24%          31%          41%          34%          14%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           (3.06)%              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $2,083,459        $1,705,650     $962,712     $205,081     $144,662     $152,717
----------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years and are fully amortized at February 28, 2002.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first
   $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, and 0.60% of average net assets of $1.5 billion but less than $2 billion. The fee rate declines for net assets of $2 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 2002, the fee was equivalent to 0.79% (annualized) of the Portfolio's average daily net assets and amounted to $7,392,325.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the six months ended February 28, 2002, the administration fee was 0.23% (annualized) of average net assets and amounted to $2,113,765.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $645,674,514 and $202,178,043, respectively, for the six months ended February 28, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $2,096,165,895
    --------------------------------------------------------
    Gross unrealized appreciation             $  264,515,464
    Gross unrealized depreciation               (195,731,840)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   68,783,624
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

7 Restricted Securities
-------------------------------------------
   At February 28, 2002, the Portfolio owned the following securities (representing 0.71% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND OPTIONS
    --------------------------------------------------------------------------------------------
    Given Imaging Warrants                        8/30/01        1,283  $         0  $     6,062
    Orchid BioSciences, Inc.                     12/20/99      807,749    4,057,412    2,074,299
    Orchid BioSciences,
     Inc. Options                                 7/24/01        2,898            0            0
    Orchid BioSciences, Inc., Warrants            5/24/99      100,000            0      134,300
    --------------------------------------------------------------------------------------------
                                                                        $ 4,057,412  $ 2,214,661
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                  5/05/00      400,000  $ 3,000,000  $ 3,000,000
    Given Imaging Ltd.                            9/15/00      541,725    1,898,750    6,164,288
    Memory Pharmaceutical, Series C               6/21/00      400,000    1,000,000    1,000,000
    Physiome Science Inc., Series E               5/16/00      521,920    2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
                                                                        $ 8,398,750  $12,664,285
    --------------------------------------------------------------------------------------------
                                                                        $12,456,162  $14,878,946
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2002, there were no outstanding obligations under these financial instruments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III

Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant